Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents	$ 3,704,611	$ 6,499,018	$ 11,991,701
Deferred offering costs			71,133
Prepaid expenses and other current assets	223,270	66,699	84,691
Total current assets	3,927,881	6,565,717	12,147,525
Property and equipment, net	42,390	56,332	65,084
Total assets	3,970,271	6,622,049	12,212,609
Current liabilities:
Accounts payable	625,058	783,621	1,359,898
Accrued expenses	463,632	1,127,800	1,152,460
Deferred underwriting commissions			2,911,260
Warrant liability	829	2,246	141,276
Total current liabilities	1,089,519	1,913,667	5,564,894
Total liabilities	1,089,519	1,913,667	5,564,894
Commitments and Contingencies (Note 4)
Stockholders’ equity:
Common Stock, value	964	522	16
Additional paid-in-capital	45,436,511	45,213,498	32,114,801
Accumulated deficit	(42,556,723)	(40,505,638)	(25,467,102)
Total stockholders’ equity	2,880,752	4,708,382	6,647,715
Total liabilities and stockholders’ equity	$ 3,970,271	$ 6,622,049	$ 12,212,609